Other Assets - Summary of Activity (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		$ 47,990	$ 30,677
Initial recognition for business combinations			11,394
Additions (dispositions)		45,748	11,993
Depreciation expense		(9,096)	(6,814)
Translation adjustment		107	740
Ending balance		84,749	47,990
Disposals, property, plant and equipment		266
Discontinued operations
Reconciliation of changes in property, plant and equipment [abstract]
Proportion of ownership interest in subsidiary sold	80.00%
Other assets	$ 94
Depreciation expense		6	22
Building
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		30,602	24,987
Initial recognition for business combinations			0
Additions (dispositions)		1,527	5,462
Depreciation expense		(541)	(539)
Translation adjustment		122	692
Ending balance		31,710	30,602
Furniture, computer and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		8,015	4,272
Initial recognition for business combinations			2,795
Additions (dispositions)		10,579	4,072
Depreciation expense		(3,933)	(3,172)
Translation adjustment		(15)	48
Ending balance		14,646	8,015
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		6,018	987
Initial recognition for business combinations			5,379
Additions (dispositions)		25,836	1,966
Depreciation expense		(3,585)	(2,314)
Translation adjustment		0	0
Ending balance		28,269	6,018
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		1,251	431
Initial recognition for business combinations			1,141
Additions (dispositions)		7,821	178
Depreciation expense		(823)	(499)
Translation adjustment		0	0
Ending balance		8,249	1,251
Property-related systems software
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		1,478	0
Initial recognition for business combinations			1,604
Additions (dispositions)		(119)	37
Depreciation expense		(129)	(163)
Translation adjustment		0	0
Ending balance		1,230	1,478
Vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		626	0
Initial recognition for business combinations			475
Additions (dispositions)		104	278
Depreciation expense		(85)	(127)
Translation adjustment		0	0
Ending balance		645	626
Right-of-use Assets - Office Building
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		3,862
Ending balance		23,643	3,862
Right-of-use Assets - Maintenance Vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		1,965
Ending balance		$ 4,488	$ 1,965